                                    As filed with the Commission August 28, 2001
                                                      1933 Act File No. 33-68704
                                                      1940 Act File No. 811-8006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ___

   Pre-Effective Amendment No.  __ ....................
                                                                    ___

   Post-Effective Amendment No. 36 ....................              X
                                                                    ___

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ___

   Amendment No. 37 ...................................              X
                                                                    ___

                       MORGAN GRENFELL INVESTMENT TRUST
              (Exact Name of Registrant as Specified in Charter)

                  One South Street, Baltimore, Maryland 21202
                   (Address of Principal Executive Offices)

                                (410) 895-5000
                        (Registrant's Telephone Number)

Daniel O. Hirsch                       Copies to:   Christopher Harvey, Esq.
BT Alex. Brown                                      Hale & Dorr, LLP
One South Street                                    60 State Street
Baltimore, Maryland 21202                           Boston, Massachusetts  02109
(Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on September 28, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on ______ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   Parts A, B and C to this Amendment to the Registration Statement are incorporated herein by reference to Post-Effective Amendment No. 33 under the Securities Act of 1933, as amended, and Amendment No. 34 under the Investment Company Act of 1940, as amended, as filed with the Commission on April 25, 2001.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, MORGAN GRENFELL INVESTMENT TRUST has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 28th day of August, 2001.

                        MORGAN GRENFELL INVESTMENT TRUST

                            By: /s/ Richard T. Hale*
                                --------------------
                                Richard T. Hale, President

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                              TITLE                     DATE
----                              -----                     ----

By:
/s/ Daniel O. Hirsch         Attorney in Fact          August 28, 2001
----------------------       for the persons
Daniel O. Hirsch             listed below
Secretary


/s/ Charles A. Rizzo*        Treasurer
----------------------
Charles A. Rizzo


/s/ Paul K. Freeman*         Trustee
----------------------
Paul K. Freeman


/s/ Graham E. Jones*         Trustee
----------------------
Graham E. Jones


/s/ Hugh G. Lynch*           Trustee
----------------------
Hugh G. Lynch


/s/ William N. Searcy*       Trustee
----------------------
William N. Searcy


/s/ Edward T. Tokar*         Trustee
----------------------
Edward T. Tokar

* By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement as filed with the Commission on April 25, 2001.